Summary of Significant Accounting Policies - Estimated useful lives (Details)	12 Months Ended
Dec. 31, 2020
Computers and electrical equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Office equipment and furniture
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Medical equipments
Property, Plant and Equipment [Line Items]
Estimated useful lives	4 years